Investment in equity investees (Details 2) ¥ in Thousands, $ in Thousands						1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 09, 2018 CNY (¥)	May 23, 2018 CNY (¥) item	Jun. 17, 2016 CNY (¥)	May 22, 2015 CNY (¥)	Feb. 16, 2015 CNY (¥)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 29, 2019 CNY (¥)	May 22, 2018 item	Dec. 28, 2017 CNY (¥)	Nov. 16, 2017 CNY (¥) individual	Aug. 31, 2016 USD ($)	Aug. 11, 2016 CNY (¥)	Apr. 26, 2016 CNY (¥)	Feb. 28, 2015 USD ($)
Equity method investments
Investments accounted for under the equity method											¥ 14,984,756			¥ 13,307,454
Proportionate share of equity method investees' net income											(1,220,008)	$ (170,685)	¥ (941,821)
Equity method investment with the investment cost allocation
Carrying value of equity investment											14,984,756			13,307,454
Accumulated impairment of Measurement Alternative investments											1,478,114
Others, net
Equity method investment with the investment cost allocation
Impairment charges in connection with the Measurement Alternative investments											631,871		399,027
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method											710,665		0
Yonghui Group
Equity method investments
Investments accounted for under the equity method											5,505,566			5,450,209						¥ 4,234,929
Percentage of the issued and outstanding ordinary shares (in percentage)		12.00%														10.00%				10.00%
Percentage of ownership		12.00%														10.00%				10.00%
Total consideration in cash		¥ 5,458,074
Number of board seats | item		11
Dividend received											120,338		¥ 143,557
Equity method investment with the investment cost allocation
Carrying value of equity investment											5,505,566			5,450,209						¥ 4,234,929
Proportionate share of investee's net tangible and intangible assets											2,229,692			2,122,874						1,869,905
Positive(negative) basis difference											3,275,874			3,327,335						2,365,024
Positive (negative) basis difference has been primarily assigned to goodwill											1,989,726			1,989,726						1,270,190
Positive (negative) basis difference has been primarily assigned to amortizable intangible assets											1,714,864			1,783,478						1,459,779
Positive (negative) basis difference has been primarily assigned to deferred tax liabilities											(428,716)			(445,869)						¥ (364,945)
Cumulative gains/(losses) in equity interest											¥ 426,233			250,538
Number of board seat held | item		2
Weighted average remaining life of the intangible assets											15 years	15 years
Aggregate market values											¥ 9,725,472			8,609,614
Bitauto Group
Equity method investments
Investments accounted for under the equity method					¥ 5,496,188						¥ 1,836,909			2,544,367
Percentage of the issued and outstanding ordinary shares (in percentage)					25.00%						24.00%
Total consideration in resources-Future services					¥ 3,045,268
Percentage of ownership					25.00%						24.00%
Total consideration in cash			¥ 328,975		¥ 2,450,920
Total consideration for equity investment					¥ 5,496,188
Total consideration in resources, additional support period from key platform					5 years
Equity method investment with the investment cost allocation
Carrying value of equity investment					¥ 5,496,188						¥ 1,836,909			2,544,367
Proportionate share of investee's net tangible and intangible assets					2,119,109						2,368,479			2,619,609
Positive(negative) basis difference					3,377,079						(531,570)			(75,242)
Positive (negative) basis difference has been primarily assigned to goodwill					2,846,260
Positive (negative) basis difference has been primarily assigned to amortizable intangible assets					707,758						(531,570)			(75,242)
Positive (negative) basis difference has been primarily assigned to deferred tax liabilities					¥ (176,939)
Cumulative gains/(losses) in equity interest											(3,863,025)			(3,280,796)
Aggregate market values											1,834,669			3,087,400
Impairment charges in connection with the equity method										¥ 488,453
Dada Group
Equity method investments
Investments accounted for under the equity method											0
Percentage of the issued and outstanding ordinary shares (in percentage)							81.00%
Term of warrant (in years)							2 years
Percentage of ownership							81.00%
Total consideration in cash							¥ 1,298,700
Number of board seats | item							6
Total consideration for equity investment							¥ 3,508,200
Assets/investments received by the Company																					¥ 3,508,200
Equity method investment with the investment cost allocation
Carrying value of equity investment											0
Carrying value of investment in ordinary shares																					2,164,050
Proportionate share of investee's net tangible and intangible assets											(1,703,654)			(1,709,458)							424,140
Positive(negative) basis difference											1,703,654			1,709,458							1,739,910
Positive (negative) basis difference has been primarily assigned to goodwill											1,605,891			1,605,891							1,605,891
Positive (negative) basis difference has been primarily assigned to amortizable intangible assets											130,350			138,089							178,692
Positive (negative) basis difference has been primarily assigned to deferred tax liabilities											(32,587)			(34,522)							(44,673)
Cumulative gains/(losses) in equity interest											¥ (2,164,050)			(2,164,050)
Number of board seat held | item							2
Weighted average remaining life of the intangible assets											6 years	6 years
Dada Group | Ordinary shares
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)							41.00%
Assets/investments received by the Company																					2,164,050
Dada Group | Preferred Shares
Equity method investments
Investments accounted for under the equity method											¥ 2,611,326
Percentage of the equity interests on a fully diluted basis (in percentage)							7.00%
Total consideration in cash	¥ 1,230,808													0
Proportionate share of equity method investees' net income											1,190,816
Total consideration for equity investment																	¥ 983,820
Assets/investments received by the Company																					1,298,700
Equity method investment with the investment cost allocation
Carrying value of equity investment											2,611,326
Dada Group | Warrants-C
Equity method investments
Assets/investments received by the Company																					¥ 45,450
Equity method investment with the investment cost allocation
Warrant recorded at fair value											45,450
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)							10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)							7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)							7 years
Tuniu Group
Equity method investments
Investments accounted for under the equity method				¥ 2,494,145							543,767			858,566
Percentage of the issued and outstanding ordinary shares (in percentage)				28.00%				7.00%
Total consideration in resources-Future services				¥ 660,215
Percentage of ownership				28.00%				7.00%
Total consideration in cash				¥ 1,528,275				¥ 305,930
Total consideration for equity investment				¥ 2,188,490
Total consideration in resources, with exclusive right				5 years
Equity method investment with the investment cost allocation
Carrying value of equity investment				¥ 2,494,145							543,767			858,566
Proportionate share of investee's net tangible and intangible assets				1,014,296							633,547			714,009
Positive(negative) basis difference				1,479,849							(89,780)			144,557
Positive (negative) basis difference has been primarily assigned to goodwill				1,212,149										23,899
Positive (negative) basis difference has been primarily assigned to amortizable intangible assets				356,933							(89,780)			160,877
Positive (negative) basis difference has been primarily assigned to deferred tax liabilities				¥ (89,233)										(40,219)
Cumulative gains/(losses) in equity interest											(1,950,378)			(1,635,579)
Number of board seat held | item																1
Aggregate market values											548,442			867,921
Impairment charges in connection with the equity method									¥ 222,212
Yixin
Equity method investments
Investments accounted for under the equity method											1,198,696			1,044,537				¥ 860,992
Percentage of the issued and outstanding ordinary shares (in percentage)																		11.00%
Percentage of ownership																		11.00%
Equity method investment with the investment cost allocation
Carrying value of equity investment											1,198,696			1,044,537				¥ 860,992
Proportionate share of investee's net tangible and intangible assets											1,655,026			1,641,276				1,703,448
Positive(negative) basis difference											(456,330)			(596,739)				¥ (842,456)
Positive (negative) basis difference has been primarily assigned to amortizable intangible assets											456,330
Cumulative gains/(losses) in equity interest											337,704			183,545
Aggregate market values											1,129,532			¥ 1,049,246
Number of non-executive board members the Group has right to nominate | individual																		1
Number of non-executive board members | individual																		9
Yixin | Preferred Shares
Equity method investments
Cost method investments | $																			$ 30,000			$ 100,000
Jiangsu Five Star
Equity method investments
Investments accounted for under the equity method											1,370,853				¥ 1,274,257
Percentage of the issued and outstanding ordinary shares (in percentage)						46.00%
Percentage of ownership						46.00%
A combination of cash and assumption of the seller's debt						¥ 1,270,000
Loans granted						¥ 1,030,000
Equity method investment with the investment cost allocation
Carrying value of equity investment											1,370,853				1,274,257
Proportionate share of investee's net tangible and intangible assets											530,888				432,310
Positive(negative) basis difference											839,965				841,947
Positive (negative) basis difference has been primarily assigned to goodwill											586,325				586,325
Positive (negative) basis difference has been primarily assigned to amortizable intangible assets											207,938				208,840
Positive (negative) basis difference has been primarily assigned to deferred tax liabilities											(84,548)				(85,208)
Cumulative gains/(losses) in equity interest											¥ 96,596
Weighted average remaining life of the intangible assets											20 years	20 years
Weighted average remaining life of the property, plant and equipment											25 years	25 years
Positive(negative) basis difference has been primarily assigned to Property, Plant & Equipment											¥ 130,250				¥ 131,990